Net Fees And Commissions Income Details of fees and commissions expense incurred (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Fee and commission expense [Abstract]
Fees paid	₩ 164,834		₩ 162,170	₩ 133,909
Credit card commissions	828,363		760,913	643,524
Brokerage commissions	558		739	615
Others	4,977		4,517	2,496
Total	₩ 998,732	$ 935,651	₩ 928,339	₩ 780,544